Significant Risks and Uncertainties	12 Months Ended
Jul. 31, 2026
Significant Risks and Uncertainties [Abstract]
SIGNIFICANT RISKS AND UNCERTAINTIES

15. SIGNIFICANT RISKS AND UNCERTAINTIES

(a) Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash, accounts receivable and deposits within other receivables. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. All of the Group’s cash are held with financial institutions that management believes to be high credit quality. Based on the Group’s historical experiences in collection of other receivables, the Group consider the credit risk of these receivables to be relatively low. Management regularly conducts assessment on expected credit losses arising from non-performance by these counterparties.

(b) Concentration of customers and suppliers

The following customers represent more than 10% of the Group’s total revenue for the years ended July 31, 2025 and 2026:

	For the years ended July 31,
	2025	2026
Percentage of the Group’s total revenue
Customer A	31%	35%
Customer B	20%	25%
Customer C	10%	10%

The following customers represent more than 10% of the Group’s total accounts receivable as of July 31, 2025 and 2026:

	As of July 31,
	2025	2026
Percentage of the Group’s accounts receivable
Customer D	27%	29%
Customer B	13%	13%
Customer C	12%	*
Customer E	11%	*

*	Represents percentage less than 10%

The following suppliers represent more than 10% of the Group’s total purchases for the years ended July 31, 2025 and 2026:

	For the years ended July 31,
	2025	2026
Percentage of the Group’s total purchase
Supplier A	64%	79%
Supplier B	25%	15%

The following suppliers represent more than 10% of the Group’s accounts payable as of July 31, 2025 and 2026:

	As of July 31,
	2025	2026
Percentage of the Group’s accounts payable
Supplier B	11%	100%
Supplier A	89%	*

*	Represents percentage less than 10%